Notes Related to the Consolidated Statement of Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Detailed Information of Operating Income

The Company does not generate any revenue from the sale of its products considering its stage of development.

(in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Research Tax Credit	3,187	4,375	3,915
Subsidies	—	—	294
Other income	178	72	1,074
Total	3,364	4,447	5,283

Summary of Breakdown of Plan

Breakdown of expenses per financial year

Plan name	Amount in P&L in euros thousands as of December 31, 2017	of which employees	of which executive officers and executive committee	of which board members
Grant in October 2016	533	250	283	—
Grant in January 2017	92		92	—
Grant in June 2017	348	156	192	—
Grant in October 2017	27	27		—
TOTAL AGA	1,000	433	567	—
Grant in June 2015	50	—	50	—
Grant in October 2016	126	—	—	126
Grant in January 2017	10	—	—	10
Grant in June 2017	165	—	—	165
TOTAL BSA	350	—	50	301
Grant in January 2014	7	—	7	—
Grant in September 2015	51	—	51	—
Grant in May 2016	138	94	44	—
TOTAL BSPCE	196	94	102	—
Grant in October 2016	90	45	44	—
Grant in January 2017	46	46	—	—
Grant in June 2017	65	44	21	—
Grant in October 2017	23	23	—	—
TOTAL SO	223	158	65	—
Total IFRS 2 expenses	1,769	685	784	301

Plan name	Amount in P&L in euros thousands as of December 31, 2018	of which employees	of which executive officers and executive committee	of which board members
Grant in October 2016	219	103	116	—
Grant in January 2017	31	—	31	—
Grant in June 2017	483	222	262	—
Grant in October 2017	99	99	—	—
Grant in January 2018	538	303	235	—
TOTAL AGA	1,371	727	644	—
Grant in October 2016	71	—	—	71
Grant in January 2017	16	—	—	16
Grant in June 2017	178	—	—	178
Grant in January 2018	177	—	—	177
TOTAL BSA	442	—	—	442
Grant in October 2016	73	37	36	—
Grant in January 2017	6	6	—	—
Grant in June 2017	137	96	41	—
Grant in October 2017	92	92	—	—
Grant in January 2018	317	185	132	—
Grant in September 2018	11	—	11	—
TOTAL SO	636	416	220	—
Total IFRS 2 expenses	2,449	1,142	865	442

Plan name	Amount in P&L in euros thousands as of December 31, 2019	of which employees	of which executive officers and executive committee	of which board members
Grant in October 2016	53	16	37	—
Grant in January 2017	11	—	11	—
Grant in June 2017	155	52	103	—
Grant in October 2017	12	12	(0)	—
Grant in January 2018	287	109	178	—
Grant in January 2019	43	43	0	—
Grant in April 2019	91	55	36	—
Grant in October 2019	37	18	18	—
TOTAL AGA	688	305	383	—
Grant in October 2016	24	—	—	24
Grant in January 2017	(12)	—	—	(12)
Grant in June 2017	54	—	—	54
Grant in January 2018	59	—	—	59
Grant in April 2019	—	—	—	—
Grant in October 2019	—	—	—	—
TOTAL BSA	125	—	—	125
Grant in October 2016	12	3	8	—
Grant in January 2017	—	—	—	—
Grant in June 2017	70	45	25	—
Grant in October 2017	45	45	(0)	—
Grant in January 2018	260	125	135	—
Grant in September 2018	(11)	—	(11)	—
Grant in January 2019	34	34	(0)	—
Grant in April 2019	68	28	40	—
Grant in July 2019	24	—	24	—
Grant in October 2019	44	16	28	—
TOTAL SO	546	296	249	—
Total IFRS 2 expenses	1,359	601	633	125

Summary of Outstanding Instruments

Summary of outstanding instruments

Number of outstanding warrants (BSA) and founder's warrants (BSPCE) with a ratio of 1 option = 10 shares	Number of BSA and BSPCE	Weighted-average exercise price
Outstanding at December 31, 2016	42,524	€98.01
Exercisable at December 31, 2016	42,524	€98.01
Granted	—	€-
Forfeited	—	€-
Exercised	(1,720)	€113.55
Outstanding at December 31, 2017	40,804	€97.34
Exercisable at December 31, 2017	40,804	€97.34
Granted	—	€-
Forfeited	—	€-
Exercised	—	€-
Outstanding at December 31, 2018	40,804	€97.34
Exercisable at December 31, 2018	40,804	€97.34
Granted	—	€-
Forfeited	—	€-
Exercised	—	€-
Outstanding at December 31, 2019	40,804	€97.34
Exercisable at December 31, 2019	40,804	€97.34

Number of outstanding stock-options and warrants (BSA) with a ratio of 1 option = 1 share	Number of stock-options and BSA	Weighted-average exercise price
Outstanding at December 31, 2016	89,499	€18.52
Exercisable at December 31, 2016	—	€-
Granted	143,200	€24.29
Forfeited	—	€-
Exercised	—	€-
Outstanding at December 31, 2017	232,699	€22.07
Exercisable at December 31, 2017	—	€-
Granted	161,703	€16.70
Forfeited	(54,339)	€20.26
Exercised	—	€-
Outstanding at December 31, 2018	340,063	€19.87
Exercisable at December 31, 2018	88,999	€19.88
Granted	622,301	€4.98
Forfeited	(65,118)	€9.77
Exercised	—	€-
Outstanding at December 31, 2019	897,246	€10.26
Exercisable at December 31, 2019	173,899	€21.46

Summary of Number of Outstanding Free Shares

Number of oustanding free shares
Outstanding at December 31, 2016	111,261
Granted	114,777
Forfeited	(1,017)
Acquired	(7,574)
Outstanding at December 31, 2017	217,447
Granted	154,440
Forfeited	(27,391)
Acquired	(2,476)
Outstanding at December 31, 2018	342,020
Granted	431,291
Forfeited	(124,966)
Acquired	—
Outstanding at December 31, 2019	648,345

Summary of Depreciation, Amortization and Provisions

3.4 Depreciation, amortization and provisions

(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Amortization and depreciation of intangible assets	29	40	1,053
Depreciation of property, plant and equipment	501	749	1,797
Depreciation of the right of use	—	—	1,366
Total amortization and depreciation	530	788	4,216
Provision	—	—	71
Total amortization, depreciation & provisions	530	789	4,287

Summary of Financial income (loss)

3.5 Financial income (loss)

(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Income from short term deposits	405	163	7
Other financial income	134	5,264	2,940
Financial income	539	5,427	2,947
Financial expenses on lease liability	(8)	(4)	(343)
Interest expense related to borrowings	(7)	(5)	(148)
Other financial expenses	(3,168)	(19)	(1,042)
Financial expenses	(3,183)	(29)	(1,533)
Financial income (loss)	(2,644)	5,399	1,414

Summary of Reconciliation of the Effective Tax Rate

Reconciliation of the effective tax rate

(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Loss before tax	(33,530)	(38,224)	(62,659)
Tax rate	34.43%	28%	28%
Theoretical tax expense or income	11,545	10,703	17,544
Current year loss not capitalized	(12,071)	(11,222)	(18,143)
CICE (employment and competitiveness tax credit) not included in taxable income	34	35	—
Research tax credits	1,097	1,225	1,096
Share based compensation expense	(592)	(686)	(380)
Permanent differences	(10)	(54)	(117)
Other differences	—	(2)	1
Effective tax (loss) / income	3	(2)	1

Summary of Nature of Deferred Taxes

Nature of deferred taxes

(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Loss carryforward	34,709	43,315	59,594
Temporary differences	74	106	643
Unrecognized deferred tax assets	(34,786)	(43,421)	(60,236)
Net amount	(3)	—	—

Basic Earnings (Loss) Per Share and Diluted Earnings (Loss) Per Share	3.7 Basic earnings (loss) per share and diluted earnings (loss) per share

	12/31/2017	12/31/2018	12/31/2019
Net loss (in thousands of euros)	(33,530)	(38,224)	(62,659)
Weighted number of shares for the period	11,370,557	17,937,481	17,937,535
Basic loss per share (€/share)	(2.95)	(2.13)	(3.49)
Diluted loss per share (€/share)	(2.95)	(2.13)	(3.49)

	12/31/2017	12/31/2018	12/31/2019
Number of shares as of January 1 (1)	8,730,148	17,935,059	17,937,535
Number of shares issued during the year (prorata temporis)
Share capital increase	2,640,409	—	—
Exercise of share warrants	10,358	—	—
Free shares acquired	—	2,422	—
Weighted number of shares for the period	11,370,557	17,937,481	17,937,535

(1)	after deduction of treasury shares (2,500 shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity).

BSPCE plan [member]
Summary of Subscription Warrants	Founder subscription warrants (“BSPCE”) plan
Types of securities	BSPCE2012	BSPCE2014
Maturity	May 20, 2020	January 22, 2024
Maximum number of new shares that can be issued	169,760	169,100

BSA plan [member]
Summary of Subscription Warrants

Share subscription warrants (“BSA”) plan

Types of securities	BSA2012	BSA2014	BSA2016	BSA2017	BSA2019
Vesting period	NA	NA	Tranche 1: 1 year Tranche 2: 2 years	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years	2 years
Maturity	May-2020	January-2024	Depending of the grant date October-2021 January-2022	Depending of the grant date June-2022 January-2023	October-2022
Maximum number of new shares that can be issued	40,180	29,000	55,000	88,500	75,000

Summary of Assumptions Used Determine Fair Value of Plans Granted

The main assumptions used to determine the fair value of the plans granted in 2017, 2018 and 2019 are:

	Grant in January 2017	Grant in June 2017	Grant in January 2018
Number of warrants	15,000 BSA2016	55,000 BSA2017	40,500 BSA2017
Exercise price	€13.46	€26.47	€18.00
Price of the underlying share	€15.51	€28.25	€18.00
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	48.00%	48.00%	43.94%
Repo margin	5.00%	5.00%	n/a
Expected term	3 years	3 years	T1 : 5.5 years T2 : 6 years T3 : 6.5 years
Fair value of the plan (in thousands of euros)	58	394	300

	Grant in April 2019	Grant in October 2019
Number of warrants	25,998 BSA2018	75,000 BSA2019
Exercise price	€6.82	€3.71
Price of the underlying share	€7.20	€3.78
Expected dividends	0.00%	0.00%
Volatility (1)	38.91%	33.41%
Expected term	T1 : 3 years T2 : 3.5 years T3 : 4 years	2.5 years
Fair value of the plan (in thousands of euros) (2)	56	59
(1)	based on the historical volatility observed on the ERYP index on Euronext
(2)	BSA were granted at fair value (€2.15 in April 2019 and €0.79 in October 2019). Therefore, no expense was recognized under IFRS 2.

SO plan [member]
Summary of Assumptions Used Determine Fair Value of Plans Granted

The main assumptions used to determine the fair value of the plans granted in 2017, 2018 and 2019 are:

	Grant in January 2017	Grant in June 2017	Grant in October 2017
Number of options	3,000 SO2016	18,000 SO2016 22,200 SO2017	30,000 SO2016
Exercise price	€15.65	€26.47	€23.59
Price of the underlying share	€15.51	€28.25	€24.70
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	48.00%	48.00%	48.00%
Repo margin	5.00%	5.00%	5.00%
Expected term	3 years	3 years	3 years
Fair value of the plan (in thousands of euros)	13	308	208

	Grant in January 2018	Grant in September 2018
Number of options	97,203 SO2017	24,000 SO2018
Exercise price	€18.00	€9.26
Price of the underlying share	€18.00	€8.75
Expected dividends	0.00%	0.00%
Volatility (1)	43.94%	41.59%
Expected term	T1 : 6 years T2 : 6.5 years	T1 : 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	731	80

	Grant in January 2019	Grant in April 2019	Grant in July 2019	Grant in October 2019
Number of options	38,025 SO2018	76,905 SO2018	59,123 SO2019	347,250 SO2019
Exercise price	€6.38	€7.20	€5.78	€4.25
Price of the underlying share	€6.38	€7.20	€5.81	€3.78
Expected dividends	0.00%	0.00%	0.00%	0.00%
Volatility (1)	41.88%	41.65%	41.00%	40.69%
Expected term	T1 : 6 years T2 : 6.5 years	T1 : 6 years T2 : 6.5 years	T1 : 6 years T2 : 6.5 years	T1 : 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	97	217	131	447
(1)	based on the historical volatility observed on the ERYP index on Euronext

Summary of Stock Options

Stock options (“SO”) plan

Types of securities	SO2016	SO2017	SO2018	SO2019
Vesting period	Tranche 1: 2 years Tranche 2: 3 years	Tranche 1: 2 years Tranche 2: 3 years	Tranche 1: 2 years Tranche 2: 3 years	Tranche 1: 2 years Tranche 2: 3 years
Maturity	Depending of the grant date October-2026 January-2027 June-2027 October-2027	Depending of the grant date June-2027 January-2028	Depending of the grant date September-2028 January-2029 April-2029	Depending of the grant date July-2029 October-2029
Maximum number of new shares that can be issued	66,999	93,564	111,810	406,373

AGA Plan [member]
Summary of Assumptions Used Determine Fair Value of Plans Granted

The main assumptions used to determine the fair value of the plans granted in 2017, 2018 and 2019 are:

	Grant in January 2017	Grant in June 2017	Grant in October 2017
Number of shares	15,000 AGA2016	8,652 AGA2016 74,475 AGA2017	16,650 AGA2016
Price of the underlying share	€15.51	€28.25	€24.70
Expected dividends	0.00%	0.00%	0.00%
Volatility	48.00%	48.00%	48.00%
Repo margin	5.00%	5.00%	5.00%
Maturity	3 years	3 years	3 years
Performance criteria	(2)	(2)	(2)
Fair value of the plan (in thousands of euros)	115	1,081	180

	Grant in January 2018	Grant in January 2019	Grant in April 2019	Grant in October 2019
Number of shares	40,500 AGA2016 113,940 AGA2017	36,150 AGA2018	94,200 AGA2018	300,941 AGA2019
Price of the underlying share	€18.00	€6.38	€7.20	€3.78
Expected dividends	0.00%	0.00%	0.00%	0.00%
Volatility	42.17%	38.22%	36.32%	38.76%
Repo margin	5.00%	5.00%	5.00%	5.00%
Maturity	3 years	3 years	3 years	5 years
Performance criteria	(2)	(2)	(2)	(2)
Fair value of the plan (in thousands of euros)	1,145	102	269	434

(1)	based on the historical volatility observed on the ERYP index on Euronext

(2)	performance criteria: progression of the quoted market share price between the grant date and the tranche acquisition date
•	For grants between 2017 and April 2019:
o

ERYP: average price of the 40-quoted market share price days before the grant date (€13.46 in January 2017, €26.47 in June 2017, €24.48 in October 2017, €20.12 in January 2018, €6.54 in January 2019 and €7.52 in April 2019).

o	ERYPi: average price of the 40-quoted market share price days before the acquisition date,
o	Tri: (ERYPi /ERYP) -1
o	If TRi <=0 % no shares granted are acquired
o	If Tri>100% all the shares granted are acquired
o	If 0%<TRi<100% shares granted are acquired following the TRi percentage
•	For grant in 2019
o	ERYP: maximum between the share price before the grant date and the average price of the 20-quoted market share price days before the grant date discounted by 5%, ie €4.25,
o	ERYPi: maximum between the share price at the acquisition date and the average price of the 20-quoted market share price days before the grant date discounted by 5%,
o	Tri: (ERYi - ERY2019) / (ERY2019 x (PM – 1)) with PM = 3
o	If TRi <=0 % no shares granted are acquired
o	If Tri>100% all the shares granted are acquired
o	If 0%<TRi<100% shares granted are acquired following the TRi percentage

Summary of Free Shares

Free shares (“AGA”) plan

Types of securities	AGA2016	AGA2017	AGA2018	AGA2019
Vesting period	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years Tranche 4 : 4 years Tranche 5 : 5 years
Maximum number of new shares that can be issued	71,324	152,280	123,800	300,941

Research And Development Expenses
Summary of Operating Expense by Nature

3.2.1 Research and development expenses

For the year ended December 31, 2017 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	1,859	532	2,391
Rental and maintenance	140	496	636
Services, subcontracting and fees	1,768	12,407	14,175
Personnel expenses	2,088	5,828	7,916
Depreciation and amortization	94	169	263
Other	37	44	81
Total	5,986	19,476	25,463

For the year ended December 31, 2018 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	1,061	728	1,789
Rental and maintenance	279	526	805
Services, subcontracting and fees	5,043	14,589	19,632
Personnel expenses	3,013	7,901	10,914
Depreciation and amortization	68	192	260
Other	38	30	67
Total	9,502	23,965	33,468

For the year ended December 31, 2019 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	668	6,340	7,007
Rental and maintenance	171	1,125	1,296
Services, subcontracting and fees	3,543	21,753	25,296
Personnel expenses	3,056	11,911	14,967
Depreciation, amortization & provision	307	3,229	3,536
Other	50	40	90
Total	7,795	44,398	52,193

Summary of Personal Expenses	Research and development expenses

Research and development expenses For the year ended December 31, 2017 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,200	4,028	5,229
Share-based payments (employees and executive management)	292	541	833
Social security expenses	596	1,259	1,854
Total personnel expenses	2,088	5,828	7,916

Research and development expenses For the year ended December 31, 2018 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,887	5,393	7,279
Share-based payments (employees and executive management)	334	824	1,158
Social security expenses	792	1,684	2,476
Total personnel expenses	3,013	7,901	10,914

Research and development expenses For the year ended December 31, 2019 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	2,029	8,893	10,923
Share-based payments (employees and executive management)	223	465	688
Social security expenses	804	2,553	3,357
Total personnel expenses	3,056	11,911	14,967

General and Administrative Expenses [member]
Summary of Operating Expense by Nature	General and administrative expenses
General and administrative expenses (amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Consumables	148	33	527
Rental and maintenance	894	1,584	1,117
Services, subcontracting and fees	2,867	5,409	7,964
Personnel expenses	3,688	5,925	6,331
Depreciation and amortization	266	529	751
Other	927	1,122	474
Total	8,791	14,600	17,164

Summary of Personal Expenses	General and administrative expenses

General and administrative expenses (amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Wages and salaries	1,990	3,721	4,375
Share-based payments (employees and executive management)	642	849	522
Social security expenses	1,057	1,355	1,433
Total personnel expenses	3,688	5,925	6,331